RESTATEMENT	9 Months Ended
Sep. 30, 2011
Notes to Financial Statements
RESTATEMENT

NOTE 5 – RESTATEMENT

On January 6, 2012, as a result of comments received by the Securities and Exchange Commission, the Company determined that the merger with Hyperlocal Marketing, LLC should be treated as a reverse merger and not as an acquisition. The Company has restated its financial statements to reflect this basis of accounting.

	September 30, 2011
Changes to Condensed Consolidated Balance Sheet	As Previously Reported	Adjustment	As Restated

Additional Paid In Capital	$6,128,857	$(4,705,104)	$1,423,753

Deficit Accumulated during the development stage	$(6,048,952)	$4,705,104	$(1,343,848)

	Nine Months Ended September 30, 2011
Changes to Condensed Consolidated Statement of Operations	As Previously Reported	Adjustment	As Restated

Impairment of Intangible Assets	$4,706,558	$(4,705,104)	$1,454

Net Loss	$(5,794,616)	$4,705,104	$(1,089,512)

Net loss per share – basic and diluted	$(0.17)	$0.14	$(0.03)

	For the Period From January 22, 2010 (Inception) to September 30, 2011
Changes to Condensed Consolidated Statement of Operations	As Previously Reported	Adjustment	As Restated

Impairment of Intangible Assets	$4,706,558	$4,705,104	$$1,454

Net Loss	$(6,048,952)	$4,705,104	$(1,343,848)

Net Loss per Share – basic and diluted	$(.023)	$0.18	$(0.05)

	Nine Months Ended September 30, 2011
Changes to Condensed Consolidated Statement of Cash Flows	As Previously Reported	Adjustment	As Restated

Net Loss	$(5,794,616)	$4,705,104	$(1,089,512)

Impairment of Goodwill	$4,705,104	$(4,705,104)	$-

	For the Period From January 22, 2010 (Inception) to September 30, 2011
Changes to Condensed Consolidated Statement of Cash Flows	As Previously Reported	Adjustment	As Restated

Net Loss	$(6,048,952)	$4,705,104	$(1,343,848)

Impairment of Goodwill	$4,705,104	$(4,705,104)	$-